                                            Prudential Annuities Life Assurance Corporation

                                                            XTRA CREDIT SIX

                                                   Supplement, dated January 4, 2008
                                                                  To
                                                     Prospectus, dated May 1, 2007

This  supplement  should be read and retained with the prospectus for your Annuity.  If you would like another copy of the  prospectus, please call us at 1-800-752-6342.

By supplement  dated November 1, 2007, we announced the beginning of a promotional  period,  during which we granted a purchase  credit of 7.0 percent with respect to each Purchase  Payment made during the  promotional  period for Xtra Credit Six Annuities  with an Issue
Date during the promotional  period. In that supplement,  we stated that we would issue another  prospectus  supplement  announcing the termination of the  promotional  period.  In this  supplement,  we announce that the  promotional  period will end on January 25, 2008.
Thus, Xtra Credit Six Annuities with an application  signed after January 25, 2008 will receive  credits  according to the schedule set forth in the prospectus (i.e., 6.50% for purchase payments received in the first Annuity Year etc.).

                                   Prudential Annuities Life Assurance Corporation

                                                    OPTIMUM PLUS

                                          Supplement, dated January 4, 2008
                                                         To
                                            Prospectus, dated May 1, 2007

This supplement should be read and retained with the prospectus for your Annuity.  If you would like another copy of the prospectus, please call us at 1-800-752-6342.

By supplement dated November 1, 2007, we announced the beginning of a promotional period, during which we granted a purchase credit of 7.0 percent with respect to each Purchase Payment made during the promotional period for Optimum
Plus Annuities with an Issue Date during the promotional period.  In that supplement, we stated that we would issue another prospectus supplement announcing the termination of the promotional period.  In this supplement, we announce that the promotional period will end on January 25, 2008.  Thus, Optimum Plus Annuities with an application signed after January 25, 2008 will receive credits according to the schedule set forth in the prospectus (i.e., 6.50% for purchase payments received in the first Annuity Year etc.).